Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	HSBC		HSBC Holdings[1]
	2023	2022	2023	2022
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	17,009	18,783	—	—
– performance and other guarantees	94,277	88,240	7,723	17,707
– other contingent liabilities	636	676	—	90
At 31 Dec	111,922	107,699	7,723	17,797
Commitments:[2]
– documentary credits and short-term trade-related transactions	7,818	8,241	—	—
– forward asset purchases and forward deposits placed	78,535	50,852	—	—
– standby facilities, credit lines and other commitments to lend	810,797	768,761	—	—
At 31 Dec	897,150	827,854	—	—
1  Guarantees by HSBC Holdings are in favour of other Group entities. These include contracts that provide protection against credit risk on a specified exposure but do not meet the definition of financial guarantees, which have been reclassified to ‘performance and other guarantees’. Prior period comparatives have been restated and the full balance reclassified.
2Includes $661,015m of commitments at 31 December 2023 (31 December 2022: $618,788m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment